Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

10.  SUBSEQUENT EVENTS

The General Partner has performed its evaluation of subsequent events through March 18, 2021, the date the financial statements were issued. Based on such evaluation, no events were discovered that required adjustment to or disclosure in the financial statements.